FINANCIAL ASSETS AND LIABILITIES - Financial assets (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 770	$ 146
Non-current financial assets	8	58
Current financial assets	762	88
Financial assets at fair value
Disclosure of financial assets [line items]
Financial assets	53	98
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	717	48
Derivatives not designated as hedges | Financial assets at fair value
Disclosure of financial assets [line items]
Financial assets	8	14
Derivatives designated as net investment hedges | Financial assets at fair value
Disclosure of financial assets [line items]
Financial assets	0	45
Investments in debt instruments | Financial assets at fair value
Disclosure of financial assets [line items]
Financial assets	45	36
Other | Financial assets at fair value
Disclosure of financial assets [line items]
Financial assets	0	3
Cash pledged as collateral (see Note 4) | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	668	31
Other investments | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 49	$ 17